Quarterly Results of Operations (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended									11 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Revenue	$ 215,792	$ 221,181	$ 213,277	$ 201,718	$ 196,913	$ 198,339	$ 189,112	$ 175,441	$ 165,125	$ 422,094	$ 833,089	$ 728,017
Gross profit	153,816	159,184	151,420	140,043	135,707	139,268	130,409	117,932	108,677	228,339	586,354	496,286
Income (loss) before income taxes	3,710	(14,342)	(524)	(38,577)	(68,267)	(4,894)	(1,418)	(2,375)	(52,781)	(359,245)	(121,710)	(61,468)
Net income (loss)	3,145	(14,743)	(398)	(27,015)	(59,910)	(39,761)	1,637	(2,004)	(43,738)	(262,594)	(102,066)	(83,866)
Net income (loss) available to common stockholders	$ 3,103	$ 668,426	$ (75,006)	$ (99,193)	$ (129,745)	$ (109,563)	$ (66,627)	$ (68,043)	$ (107,640)	$ (480,498)	$ 364,635	$ (351,873)
Basic income (loss) per share (in dollars per share)	$ 0.01	$ 2.63	$ (0.73)	$ (0.97)	$ (1.28)	$ (1.09)	$ (0.66)	$ (0.68)	$ (1.08)	$ (4.98)	$ 2.60	$ (3.50)
Diluted income (loss) per share (in dollars per share)	$ 0.01	$ 2.60	$ (0.73)	$ (0.97)	$ (1.28)	$ (1.09)	$ (0.66)	$ (0.68)	$ (1.08)	$ (4.98)	$ 2.56	$ (3.50)
Shares used in computation of basic income (loss) per share (in shares)	305,653	254,209	102,078	102,018	101,644	100,737	100,759	100,404	99,817	96,465	140,301	100,433
Shares used in computation of diluted income (loss) per share (in shares)	309,783	256,711	102,078	102,018	101,644	100,737	100,759	100,404	99,817	96,465	142,541	100,433